Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2015
Regulatory Capital Requirements [Abstract]
Summary of actual capital amounts and ratios
The following is a summary of actual capital amounts and ratios as of December 31, 2015 and 2014, for Trustco Bank:

(dollars in thousands)	As of December 31, 2015		Well	Adequately
	Amount	Ratio	Capitalized*	Capitalized*

Tier 1 leverage ratio	$405,506	8.60%	5.00%	4.00%
Common equity Tier 1 capital	405,506	17.21	6.00	4.00
Tier 1 risk-based capital	405,506	17.21	6.00	4.00
Total risk-based capital	435,149	18.47	10.00	8.00

(dollars in thousands)	As of December 31, 2014		Well	Adequately
	Amount	Ratio	Capitalized*	Capitalized*

Tier 1 (core) capital	$386,913	8.33%	5.00%	4.00%
Tier 1 risk-based capital	386,913	16.60	6.00	4.00
Total risk-based capital	416,269	17.86	10.00	8.00

*Federal regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized

*Regulatory minimum requirements to be considered to be well capitalized and adequately capitalized

The following is a summary of actual capital amounts and ratios as of December 31, 2015 and 2014 for TrustCo on a consolidated basis under the regulatory capital rules to which it is subject:

(dollars in thousands)	As of December 31, 2015
	Amount	Ratio

Leverage capital	$417,538	8.85%
Common equity Tier 1 capital	417,538	17.71
Tier 1 risk-based capital	417,538	17.71
Total risk-based capital	447,193	18.97

(dollars in thousands)	As of December 31, 2014
	Amount	Ratio

Leverage capital	$397,400	8.55%
Tier 1 risk-based capital	397,400	17.04
Total risk-based capital	426,770	18.30